Jun. 22, 2016
WBI Tactical BP Fund
WBI Tactical BP Fund
June 22, 2016

WBI TACTICAL BP FUND

No Load	WBPNX
Institutional	WBBPX

A series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated March 29, 2016

On June 14, 2016, the Board of Trustees of Advisors Series Trust approved a modification in the disclosure of the WBI Tactical BP Fund’s (the “Fund”) principal investment strategies to add investments in real estate investment trusts (“REITs”) as part of the Fund’s equity investments. The changes are expected to provide WBI Investments, Inc., the Fund’s investment adviser, with more flexibility in making equity investments.

Effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI.

•	The “Principal Investment Strategies” section beginning on page 2 of the Summary Prospectus and page 9 of the Prospectus is modified to include the following:

“The types of equity securities in which the Tactical BP Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles ,   ~~and~~ master limited partnerships (businesses organized as partnerships which trade on public exchanges) and real estate investment trust (“REITs”).”

•	The “Principal Investment Risks” section beginning on page 2 of the Summary Prospectus and page 10 of the Prospectus is modified to include the following:

•
Real Estate Investment Trust (REIT) Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  In addition, REITs have their own expenses, and the Tactical BP Fund will bear a proportionate share of those expenses.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI. The date of this Supplement is June 22, 2016.